Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Change In Working Capital [abstract]
Inventories	$ (132.1)	$ (89.9)	$ (56.2)
Trade and other receivables	47.7	(88.0)	(5.6)
Trade and other payables	(5.0)	6.1	37.2
Total change in working capital	$ (89.4)	$ (171.8)	$ (24.6)